CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Series A redeemable convertible preferred stock, par value		$ 0.01	$ 0.01
Series A redeemable convertible preferred stock, shares authorized		0	30,000,000
Series A redeemable convertible preferred stock, shares issued		0	6,719,641
Series A redeemable convertible preferred stock, shares outstanding		0	6,719,641
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	65,000,000
Common stock, shares issued	29,768,568	29,768,568
Common stock, shares outstanding	29,768,568	29,768,568	11,951,137
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding		0	0
Treasury stock, shares		0	0